Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

31.  Subsequent events

On January 10, 2023 HIGHWORLD INVESTMENTS LTD has completed a sale of a 22.68% stake in the Group to LLC “Kismet Capital Group” (“Kismet”). Also see Notes 1(a), 30(b).

On January 26, 2023 the Group announced the appointment of Dmitry Sergienkov as Chief Executive Officer. Mikhail Zhukov moves to the position of President and will keep his seat on the Board. These changes to the Group’s key management team become effective on March 1, 2023.

On January 31, 2023 the Group purchased an additional 3% ownership interest in LLC “Vsya rabota” for cash consideration of BYN 775 thousand or 20,377, thus increasing its stake from 50% to 53%.

On March 15, 2023 the Group received notice about the delisting of the Company’s securities from the Nasdaq Global Select Market (the “Delisting Notice”). On March 21, 2023, the Group submitted a request for a hearing before a Nasdaq Hearings Panel (the “Hearing Panel”) to appeal the Delisting Notice.